Provisions	12 Months Ended
Sep. 30, 2025
Provisions [abstract]
Provisions

25. Provisions

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000

Provisions	7,000	-	-

The provision relates to a legal settlement pertaining to the putative class action lawsuit filed against Arqit and certain of Arqit's directors in the United States District Court for the Eastern District of New York. On October 20, 2025, a term sheet was executed that would settle the Federal Action, pending documentation and settlement and approval by the Court.